Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Intangible Assets, Net [Abstract]
Amortized	$ 1,014	$ 1,021	$ 1,032